Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2030 Fund

June 30, 2020

Z30-QTLY-0820
1.9884240.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	536	$9,609
Fidelity Series Commodity Strategy Fund (a)	791	3,039
Fidelity Series Large Cap Growth Index Fund (a)	516	6,495
Fidelity Series Large Cap Stock Fund (a)	472	6,635
Fidelity Series Large Cap Value Index Fund (a)	1,134	12,464
Fidelity Series Small Cap Opportunities Fund (a)	260	3,181
Fidelity Series Value Discovery Fund (a)	383	4,484
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,212)		45,907

International Equity Funds - 31.4%
Fidelity Series Canada Fund (a)	216	2,057
Fidelity Series Emerging Markets Fund (a)	176	1,502
Fidelity Series Emerging Markets Opportunities Fund (a)	708	13,561
Fidelity Series International Growth Fund (a)	326	5,586
Fidelity Series International Index Fund (a)	241	2,291
Fidelity Series International Small Cap Fund (a)	114	1,821
Fidelity Series International Value Fund (a)	664	5,587
Fidelity Series Overseas Fund (a)	539	5,565
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,201)		37,970

Bond Funds - 29.2%
Fidelity Series Corporate Bond Fund (a)	476	5,305
Fidelity Series Emerging Markets Debt Fund (a)	85	759
Fidelity Series Floating Rate High Income Fund (a)	20	169
Fidelity Series Government Bond Index Fund (a)	567	6,388
Fidelity Series High Income Fund (a)	97	855
Fidelity Series Inflation-Protected Bond Index Fund (a)	633	6,614
Fidelity Series International Credit Fund (a)	6	65
Fidelity Series Investment Grade Bond Fund (a)	586	7,106
Fidelity Series Investment Grade Securitized Fund (a)	459	4,871
Fidelity Series Long-Term Treasury Bond Index Fund (a)	266	2,760
Fidelity Series Real Estate Income Fund (a)	52	503
TOTAL BOND FUNDS
(Cost $33,740)		35,395

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	15	15
Fidelity Series Short-Term Credit Fund (a)	21	210
Fidelity Series Treasury Bill Index Fund (a)	156	1,561
TOTAL SHORT-TERM FUNDS
(Cost $1,779)		1,786
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,932)		121,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$121,058

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,273	$638	$1,111	$--	$86	$2,723	$9,609
Fidelity Series Canada Fund	1,868	126	220	--	(44)	327	2,057
Fidelity Series Commodity Strategy Fund	3,578	60	743	--	(218)	362	3,039
Fidelity Series Corporate Bond Fund	4,132	889	131	37	(7)	422	5,305
Fidelity Series Emerging Markets Debt Fund	672	11	--	10	--	76	759
Fidelity Series Emerging Markets Fund	993	285	5	--	(1)	230	1,502
Fidelity Series Emerging Markets Opportunities Fund	9,262	2,233	260	--	(23)	2,349	13,561
Fidelity Series Floating Rate High Income Fund	156	2	--	2	--	11	169
Fidelity Series Government Bond Index Fund	6,382	590	574	25	14	(24)	6,388
Fidelity Series Government Money Market Fund 0.25%	1,109	336	1,430	1	--	--	15
Fidelity Series High Income Fund	787	12	--	12	--	56	855
Fidelity Series Inflation-Protected Bond Index Fund	5,548	1,066	211	3	2	209	6,614
Fidelity Series International Credit Fund	60	1	--	--	--	4	65
Fidelity Series International Growth Fund	5,450	159	972	--	35	914	5,586
Fidelity Series International Index Fund	2,084	25	143	--	(19)	344	2,291
Fidelity Series International Small Cap Fund	1,651	--	146	--	(14)	330	1,821
Fidelity Series International Value Fund	5,206	167	697	--	(163)	1,074	5,587
Fidelity Series Investment Grade Bond Fund	6,090	832	146	46	4	326	7,106
Fidelity Series Investment Grade Securitized Fund	4,353	674	187	18	2	29	4,871
Fidelity Series Large Cap Growth Index Fund	5,455	425	763	119	71	1,307	6,495
Fidelity Series Large Cap Stock Fund	5,613	342	295	--	(4)	979	6,635
Fidelity Series Large Cap Value Index Fund	10,463	926	382	--	(80)	1,537	12,464
Fidelity Series Long-Term Treasury Bond Index Fund	2,709	367	251	56	53	(118)	2,760
Fidelity Series Overseas Fund	5,116	347	886	--	(80)	1,068	5,565
Fidelity Series Real Estate Income Fund	432	7	--	7	--	64	503
Fidelity Series Short-Term Credit Fund	202	1	--	1	--	7	210
Fidelity Series Small Cap Opportunities Fund	2,775	109	248	--	(52)	597	3,181
Fidelity Series Treasury Bill Index Fund	2,720	10	1,160	10	(3)	(6)	1,561
Fidelity Series Value Discovery Fund	3,258	785	116	--	(10)	567	4,484
	$105,397	$11,425	$11,077	$347	$(451)	$15,764	$121,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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